COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)						1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended				15 Months Ended	18 Months Ended
	Oct. 23, 2020	Jul. 01, 2018	Jul. 01, 2018	Aug. 30, 2016	Jun. 01, 2015	Oct. 31, 2019	Sep. 30, 2019	Aug. 30, 2016	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Dec. 31, 2021	Jan. 31, 2021	Dec. 31, 2020	Jan. 31, 2020	Jul. 31, 2021	Jul. 31, 2021
Lessor, Lease, Description [Line Items]
Operating Lease, Cost									$ 30,480	$ 34,079	$ 60,959	$ 68,158	$ 121,917	$ 121,917	$ 117,841	$ 117,841	$ 34,079	$ 68,158
Litigation description									There is pending litigation initiated by the Company around the validity of a $100,000 note which the Company signed based upon representations of funding from the maker which were never received. The Company initiated litigation to dispute the note and the 1,692 shares that have been issued. There was no consideration for the issuance of the shares and the shares have been accounted for as if they were returned and cancelled although they have not been returned.					There is pending litigation initiated by the Company around the validity of a $100,000 note which the Company signed based upon representations of funding from the maker which were never received. The Company initiated litigation to dispute the note and the 1,692 shares that have been issued. There was no consideration for the issuance of the shares and the shares have been accounted for as if they were returned and cancelled although they have not been returned.
Leases, description	The Company eliminated the operating lease asset and operating lease liability at termination which was $45,032.										Leases with an initial term of 12 months or less are not recorded on the balance sheet; we recognize lease expense for these leases on a straight-line basis over the lease term			Leases with an initial term of 12 months or less are not recorded on the balance sheet; we recognize lease expense for these leases on a straight-line basis over the lease term.
Rent expense							$ 15,480							$ 164,095		150,668
Warehouse Lease Facility One [Member]
Lessor, Lease, Description [Line Items]
Operating lease description				the Company entered into a 60-month lease agreement for its 3,554 sf warehouse facility starting in December 2016 with a minimum base rent of $2,132 and estimated monthly CAM charges of $1,017 per month. This lease is with a shareholder.	the Company entered into a 36-month lease agreement for its 2,590 sf office facility with a minimum base rent of $2,720 per month.
Operating leases, rent expense			$ 6,400	$ 2,132	$ 2,720
Lease maintenance expense														$ 43,200		$ 43,200
Warehouse Lease Facility Two [Member]
Lessor, Lease, Description [Line Items]
Operating lease description			the Company entered into a 60-month lease agreement with its minority shareholder for its 8,800 sf warehouse facility with a minimum base rent of $6,400 per month.					the Company entered into a 60-month lease agreement for its 3,554 sf warehouse facility starting in December 2016 with a minimum base rent of $2,132 and estimated monthly CAM charges of $1,017 per month.
Operating leases, rent expense								$ 2,132
Vehicles [Member]
Lessor, Lease, Description [Line Items]
Operating lease description						the Company entered into an operating lease for a vehicle with an annual cost of $9,067 and a three year term. The company paid initial fees of $17,744 and will pay fees on lease termination of $395. On a straight-line basis these costs amount to $1,259 per month
Operating leases, rent expense						$ 9,067
Warehouse Lease Facility Three [Member]
Lessor, Lease, Description [Line Items]
Operating lease description		the Company entered into a 60-month lease agreement with its minority shareholder for its 8,800 sf warehouse facility with a minimum base rent of $6,400 per month.
Operating leases, rent expense		$ 6,400
Premises [Member]
Lessor, Lease, Description [Line Items]
Operating lease description							the Company entered into an operating lease for premises with an annual rent of $15,480, a three year term commencing September 1, 2019 to August 31, 2022 and a one year renewal option.
Operating leases, rent expense							$ 15,480